Shareholders’ Equity (Deficit) (Details) - Schedule of Warrants Outstanding - $ / shares	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Jan. 01, 2021
Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Outstanding Ending	30,712		13,024	6,603
Warrants, Exercisable	29,996
Warrants, Granted	19,785	[1]	6,421
Warrants, Exercised	(2,097)
Weighted- Average Exercise Price [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted- Average Exercise Price, Outstanding Ending	$ 413.98		$ 952	$ 1,000
Weighted- Average Exercise Price, Exercisable	411.33
Weighted Average Exercise Price, Granted	525	[1]	$ 903
Weighted- Average Exercise Price, Exercised	$ (558)

[1]	Includes the issuance of warrants for the purchase of 2,955 common shares and an increase of 16,830 common shares underlying warrants pursuant to the adjustments described above.